Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 16. Segment Reporting

The Company operates in a single reportable operating segment; that segment being the vertically integrated, domestic rare earth element magnet production supply chain. The Company’s chief operating decision makers review financial information on an aggregate basis for evaluating financial performance. Through December 16, 2024, the Company’s Board of Managers were the chief operating decision makers. Since December 17, 2024, the Company’s chief operating decision maker is its chief executive officer.